RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Jul. 30, 2020
BALANCE SHEET
Warrant Liability			$ 25,489,000
Total Liabilities			34,398,811
Additional Paid in Capital			14,187,406
Accumulated deficit			(9,188,357)
STATEMENTS OF OPERATIONS
Changes in fair value of warrant liabilities			7,487,000
Offering costs allocated to warrant liability		$ 667,259	667,259
Net loss		1,752,939	(9,188,357)
STATEMENT OF CASH FLOWS
Net loss		(1,752,939)	9,188,357
Change in fair value of warrant liability		(2,500,000)	7,487,000
Offering costs allocated to warrant liability		667,259	667,259
Initial classification of warrant liability		18,002,000	18,002,000
Initial classification of common stock subject to possible redemption		200,344,480	200,344,480
Change in value of common stock subject to possible redemption		2,351,240	(9,544,360)
As Previously Reported
BALANCE SHEET
Total Liabilities	$ 8,095,030	8,095,030	8,909,811	$ 8,627,236
Ordinary Shares Subject to Possible Redemption	218,272,100	218,272,100	217,317,800	218,346,480
Additional Paid in Capital	5,079,112	5,079,112	6,033,402	5,004,732
Accumulated deficit	(79,802)	(79,802)	(1,034,098)	(5,415)
STATEMENTS OF OPERATIONS
Net loss	$ 75,068	$ (79,802)	$ (1,034,098)
Earnings Per Share, Basic and Diluted	$ (0.02)	$ (0.02)	$ (0.19)
STATEMENT OF CASH FLOWS
Net loss	$ (75,068)	$ 79,802	$ 1,034,098
Initial classification of common stock subject to possible redemption		218,346,480	218,346,480
Change in value of common stock subject to possible redemption		(74,380)	(1,028,680)
Adjustments
BALANCE SHEET
Warrant Liability	15,502,000	15,502,000	25,489,000	18,002,000
Total Liabilities	15,502,000	15,502,000	25,489,000	18,002,000
Ordinary Shares Subject to Possible Redemption	(15,502,000)	(15,502,000)	(25,489,000)	(18,002,000)
Additional Paid in Capital	(1,832,896)	(1,832,896)	8,154,004	667,079
Accumulated deficit	1,832,741	1,832,741	(8,154,259)	(667,259)
STATEMENTS OF OPERATIONS
Changes in fair value of warrant liabilities	2,500,000	2,500,000	7,487,000
Offering costs allocated to warrant liability	667,259	667,259	667,259
Net loss	$ (1,832,741)	$ 1,832,741	$ (8,154,259)
Earnings Per Share, Basic and Diluted	$ 0.32	$ 0.32	$ (1.49)
STATEMENT OF CASH FLOWS
Net loss	$ 1,832,741	$ (1,832,741)	$ 8,154,259
Change in fair value of warrant liability		(2,500,000)	7,487,000
Offering costs allocated to warrant liability	667,259	667,259	667,259
Initial classification of warrant liability		18,002,000	18,002,000
Initial classification of common stock subject to possible redemption		(18,002,000)	(18,002,000)
Change in value of common stock subject to possible redemption		2,425,620	(8,515,680)
Restatement of warrants as derivative liabilities
BALANCE SHEET
Warrant Liability	15,502,000	15,502,000	25,489,000	18,002,000
Total Liabilities	23,597,030	23,597,030	34,398,811	26,629,236
Ordinary Shares Subject to Possible Redemption	202,770,110	202,770,110	191,828,800	200,344,480
Additional Paid in Capital	3,246,216	3,246,216	14,187,406	5,671,811
Accumulated deficit	1,752,939	1,752,939	(9,188,357)	(672,674)
STATEMENTS OF OPERATIONS
Changes in fair value of warrant liabilities	2,500,000	2,500,000	7,487,000
Offering costs allocated to warrant liability	667,259	667,259	667,259
Net loss	$ (1,757,673)	$ 1,752,939	$ (9,188,357)
Earnings Per Share, Basic and Diluted	$ 0.30	$ 0.30	$ (1.68)
STATEMENT OF CASH FLOWS
Net loss	$ 1,757,673	$ (1,752,939)	$ 9,188,357
Offering costs allocated to warrant liability	667,259	667,259	667,259
Class A ordinary shares
BALANCE SHEET
Ordinary Shares Subject to Possible Redemption			$ 382
STATEMENTS OF OPERATIONS
Earnings Per Share, Basic and Diluted			$ 0.00
Class A ordinary shares | As Previously Reported
BALANCE SHEET
Ordinary Shares Subject to Possible Redemption	117	117	$ 127	117
Class A ordinary shares | Adjustments
BALANCE SHEET
Ordinary Shares Subject to Possible Redemption	155	155	255	180
Class A ordinary shares | Restatement of warrants as derivative liabilities
BALANCE SHEET
Ordinary Shares Subject to Possible Redemption	$ 272	$ 272	382	$ 297
Class B ordinary shares
BALANCE SHEET
Ordinary Shares Subject to Possible Redemption			$ 575
STATEMENTS OF OPERATIONS
Earnings Per Share, Basic and Diluted			$ (1.68)